CURRENT RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of current receivables, other current assets and deposits in FCA Group cash management pools

	At December 31,
	2022	2021
	(€ thousand)
Trade receivables	232,414	185,000
Receivables from financing activities	1,399,997	1,143,968
Current tax receivables	16,054	14,306
Other current assets	153,183	122,224
Total	1,801,648	1,465,498

Disclosure of trade receivables by nature
The following table sets forth a breakdown of trade receivables by nature:

	At December 31,
	2022	2021
	(€ thousand)
Trade receivables due from:
Dealers	85,696	58,446
Sponsorship and commercial activities	42,981	29,666
Brand activities	24,213	23,902
Stellantis Group companies	19,184	23,737
Other	60,340	49,249
Total	232,414	185,000

Disclosure of trade receivables by currency
The following table sets forth a breakdown of trade receivables by currency:

	At December 31,
	2022	2021
	(€ thousand)
Trade receivables denominated in:
Euro	95,894	78,286
U.S. Dollar	108,369	84,590
Pound Sterling	8,178	3,908
Chinese Yuan	3,203	2,478
Japanese Yen	6,832	11,348
Other currencies	9,938	4,390
Total	232,414	185,000

Disclosure of changes in allowance for doubtful accounts
Changes in the allowance for doubtful accounts of trade receivables during the year were as follows:

	2022	2021
	(€ thousand)
At January 1,	25,984	28,312
Additional provisions	3,844	2,094
Utilizations	(1,579)	(1,835)
Releases	(2,522)	(2,741)
Other changes	73	154
At December 31,	25,800	25,984

Disclosure of receivables from financing activities
Receivables from financing activities are as follows:

	At December 31,
	2022	2021
	(€ thousand)
Client financing	1,390,956	1,132,979
Dealer financing	9,041	10,989
Total receivables from financing activities	1,399,997	1,143,968

Disclosure of changes in allowance for doubtful accounts from financing activities	Changes in the allowance for doubtful accounts of receivables from financing activities during the year are as follows:

	2022	2021
	(€ thousand)
At January 1,	11,204	13,195
Additional provisions	3,064	2,737
Utilizations	(2,587)	(4,507)
Releases	(2,470)	(1,270)
Other changes	739	1,049
At December 31,	9,950	11,204

Disclosure of other current assets
Other current assets are detailed as follows:

	At December 31,
	2022	2021
	(€ thousand)
Italian and foreign VAT credits	79,858	61,278
Prepayments	42,908	36,084
Other	30,417	24,862
Total other current assets	153,183	122,224

Disclosure of current receivables and other current assets by due date
The analysis of receivables and other current assets by due date (excluding prepayments) is as follows:

	At December 31, 2022
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	186,757	—	—	45,657	232,414
Receivables from financing activities	208,407	1,060,819	67,992	62,779	1,399,997
Client financing	207,186	1,052,999	67,992	62,779	1,390,956
Dealer financing	1,221	7,821	—	—	9,041
Current tax receivables	16,054	—	—	—	16,054
Other current assets (excluding prepayments)	110,276	—	—	—	110,276
Total	521,494	1,060,819	67,992	108,436	1,758,741

	At December 31, 2021
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	137,694	70	—	47,237	185,000
Receivables from financing activities	197,207	820,363	73,665	52,733	1,143,968
Client financing	196,018	810,563	73,665	52,733	1,132,979
Dealer financing	1,189	9,800	—	—	10,989
Current tax receivables	14,306	—	—	—	14,306
Other current assets (excluding prepayments)	84,417	998	155	570	86,140
Total	433,624	821,431	73,820	100,540	1,429,414